Note 10 - Related Party Transactions (Details)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 04, 2007 shares	Sep. 23, 2014 shares	Sep. 30, 2015 USD ($) shares	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)
Note 10 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)		11,305,567
Conversion of Stock, Exchange Ratio		0.0080497
Stellartech Research Corporation [Member]
Note 10 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	300,000
Conversion of Stock, Exchange Ratio	0.0080497
Shares of Common Stock Subject to Repurchase (in Shares)			0		0		0
Related Party Transaction, Amounts of Transaction | $			$ 1,871,000	$ 182,000	$ 3,082,000	$ 345,000	$ 484,000	$ 33,000
Stellartech Research Corporation [Member] | Based On Postmerger Exchange Ratio [Member]
Note 10 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	2,415